Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Class A common stock subject to possible redemption shares	7,841,024	8,801,384
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,513,976	1,553,616
Common stock, shares outstanding	2,513,976	1,553,616
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,500,000	2,500,000
Common stock, shares outstanding	2,500,000	2,500,000